TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of taxation charge attributable to the group

	2021	2020	2019
	$ million	$ million	$ million
Current taxation:
UK corporation tax	14	16	27
Overseas tax	126	40	140
Current income tax charge	140	56	167
Adjustments in respect of prior periods	(33)	(191)	(11)
Total current taxation	107	(135)	156
Deferred taxation:
Origination and reversal of temporary differences	(35)	(49)	(9)
Changes in tax rates	(14)	(12)	3
Adjustments to estimated amounts arising in prior periods	4	(6)	(7)
Total deferred taxation	(45)	(67)	(13)
Total taxation as per the income statement	62	(202)	143
Taxation in other comprehensive income	27	–	(2)
Taxation in equity	1	4	(1)
Taxation charge/(credit) attributable to the Group	90	(198)	140

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2021	2020	2019
	$ million	$ million	$ million
Profit before taxation	586	246	743
Expected taxation at UK statutory rate of 19.0% (2020: 19.0%, 2019: 19%)	111	47	141
Differences in overseas taxation rates	(17)	(37)	5
Innovation reliefs	(12)	(9)	(8)
Tax losses and other deferred tax assets not recognised	7	15	–
Recognition of previously unrecognised tax losses	(2)	(45)	(2)
Expenses not deductible for tax purposes[1]	22	29	18
Change in tax rates[2]	(14)	(12)	3
Withholding tax on unremitted earnings	(4)	7	4
Adjustments in respect of prior years[3]	(29)	(197)	(18)
Total taxation charge/(credit) as per the income statement	62	(202)	143

1	In 2021 this includes a $17m impact of non-taxable accounting gains recognised on UK-owned investments.
2	In 2021 the tax rate changes relate to an increase in deferred tax resulting from the increase in the UK corporation tax rate due to come into effect on 1 April 2023. The net impact to deferred tax assets and liabilities is $6m which comprises $14m in the income statement as shown in the table above and $8m in other comprehensive income as shown in the table below.
3	The adjustments in respect of prior years are explained on page 161.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement	Losses	provisions
	tax		benefit	and other	and other
	depreciation	Intangibles	obligations	tax attributes	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2019	(37)	(221)	7	46	188	(17)
Exchange adjustment	–	–	2	–	8	10
Movement in income statement – current year	(23)	20	–	51	1	49
Movement in income statement – prior years	(3)	3	–	3	3	6
Movement in other comprehensive income	–	–	(4)	–	2	(2)
Movement in equity	–	–	–	–	(4)	(4)
Changes in tax rate	2	6	–	–	4	12
Acquisitions	–	(17)	–	23	1	7
At 31 December 2020	(61)	(209)	5	123	203	61
Exchange adjustment	–	–	(1)	–	(7)	(8)
Movement in income statement – current year	16	24	1	4	(10)	35
Movement in income statement – prior years	(2)	10	–	(10)	(2)	(4)
Movement in other comprehensive income	–	–	(15)	–	(5)	(20)
Movement in equity	–	–	–	–	(1)	(1)
Changes in tax rate	–	(2)	(8)	10	6	6
Acquisitions	2	(22)	–	3	5	(12)
At 31 December 2021	(45)	(199)	(18)	130	189	57

Represented by:

	2021	2020
	$ million	$ million
Deferred tax assets	201	202
Deferred tax liabilities	(144)	(141)
Net position at 31 December	57	61